Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

Common stock issued for professional services

On October 1, 2021, the Company issued 6,000,000 shares of its common stock for investor relations services to be rendered. These shares were valued at $207,600, or $0.0346 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with these shares, the Company shall record stock-based professional fees of $207,600 over the six month agreement term.

Convertible note and warrants

On October 15, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with Mercer Street Global Opportunity Fund, LLC (the “Investor”), pursuant to which the Company issued and sold to Investor a 10% Original Issue Discount Senior Convertible Promissory Note in the principal amount of $825,000 (the “Initial Note”) and five-year warrants to purchase up to 16,500,000 shares of the Company’s common stock at an exercise price of $0.05 per share, an amount equal to 50% of the conversion shares to be issued (the “Initial Warrants”). The Company received net proceeds of $680,000, which is net of original issue discounts of $75,000, placement fees of $60,000, and legal fees of $10,000.

The transactions contemplated under the SPA closed on October 18, 2021. Pursuant to the SPA, the Investor has agreed to purchase an additional $825,000 10% Original Issue Discount Senior Convertible Promissory Note (the “Second Note,” and together with the Initial Note, the “Notes”), and a five-year warrant (the “Second Warrant,” and together with the Initial Warrant, the “Warrants”) to purchase, in the aggregate, shares of the Company’s common stock at an exercise price of $0.05 per share from the Company in an amount equal to 50% of the conversion shares to be issued upon the same terms as the Initial Note and Initial Warrant (subject to there being no event of default under the Initial Note or other customary closing conditions), within three trading days of a registration statement registering the shares of the Company’s common stock issuable under the Notes (the “Conversion Shares”) and upon exercise of the Warrants (the “Warrant Shares”) being declared effective by the SEC.

The Notes mature 12 months after issuance, bear interest at a rate of 4% per annum, and are initially convertible into the Company’s common stock at a fixed conversion price of $0.025 per share, subject to adjustment for stock splits, stock combinations, dilutive issuances, and similar events, as described in the Notes. If the average Closing Price during any 10 consecutive Trading Day period beginning and ending during the 60 Day Effectiveness Period (the “Average Closing Price”) is below the Conversion Price than the conversion price shall be reduced to such Average Closing Price but in no event less than $0.0175. The “60 Day Effectiveness Period” means the 60 calendar days beginning on the day the Registration Statement filed in connection with the Registration Rights Agreement covering the respective Tranche is first declared effective by the SEC.

The Notes may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Notes may be prepaid in an amount equal to 110% of the principal amount plus accrued interest. From day 181 through the day immediately preceding the maturity date, the Notes may be prepaid in an amount equal to 120% of the principal amount plus accrued interest.

The Notes and Warrants contain conversion limitations providing that a holder thereof may not convert the Notes or exercise the Warrants to the extent (but only to the extent) that, if after giving effect to such conversion, the holder or any of its affiliates would beneficially own in excess of 4.99% of the outstanding shares of the Company’s common stock immediately after giving effect to such conversion or exercise. A holder may increase or decrease its beneficial ownership limitation upon notice to the Company provided that in no event such limitation exceeds 9.99%, and that any increase shall not be effective until the 61st day after such notice.

In connection with the SPA, the Company entered into a Registration Rights Agreement dated October 15, 2021 (the “Registration Rights Agreement”), with the Investor pursuant to which it is obligated to file a registration statement with the SEC within 45 days after the date of the agreement to register the resale by the Investor of the conversion shares and warrant shares, and use all commercially reasonable efforts to have the registration statement declared effective by the SEC within 60 days after the registration statement is filed.

Upon the occurrence of an event of default under the Notes, the Investor has the right to be prepaid at 125% of the outstanding principal balance and accrued interest, and interest accrues at 18% per annum.

The Company has also granted the Investor a 12-month (or until the Notes are no longer outstanding) right to participate in specified future financings, up to a level of 30%.

In connection with the SPA, on October 18, 2021, the Company issued 668,151 shares of its common stock to the placement agent as fee for the capital raise. The 668,151 shares of common stock issued were recorded as a debt discount of $14,064 based on the relative fair value method to be amortized over the life of the note. The 16,500,000 Initial Warrants were valued at $347,142 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note. The original issue discounts of $75,000, placement fees of $60,000, and legal fees of $10,000 have been recorded as a debt discount to be amortized into interest expense over the twelve-month term of the note.

The Initial Note was convertible into common shares at an initial conversion price of is $0.025 which was lower than the fair value of common shares based on the quoted closing price of the Company’s common stock on the measurement date. Additionally, as warrants and common shares were issued with the Initial Note, the proceeds were allocated to the instrument based on relative fair value. The Initial Warrants did not contain any features requiring liability treatment and therefore were classified as equity. The value allocated to the Initial Warrants and common shares issued was $347,142 and $14,064, respectively, and $318,794 was allocated to the beneficial conversion feature. Since the intrinsic value of the beneficial conversion feature, warrants and common shares was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature, warrants and common shares issued was limited to the amount of the proceeds allocated to the convertible instrument.

Accordingly, the Company recorded an aggregate non-cash debt discount of $680,000 with the credit to additional paid in capital. The debt discount associated shall be amortized to interest expense over the term of the Convertible Note.

The Company uses the Binomial Valuation Model to determine the fair value of its stock warrants which requires the Company to make several key judgments including:

●	the value of the Company’s common stock;

●	the expected life of issued stock warrants;

●	the expected volatility of the Company’s stock price;

●	the expected dividend yield to be realized over the life of the stock warrants; and

●	the risk-free interest rate over the expected life of the stock warrants.

The Company’s computation of the expected life of issued stock warrants was based on the simplified method as the Company does not have adequate exercise experience to determine the expected term. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock.

On October 18, 2021, the fair value of the stock warrants was estimated at issuance using the Binomial Valuation Model with the following assumptions:

Dividend rate	—%
Term (in years)	5 years
Volatility	348.5%
Risk—free interest rate	1.16%

PPP loan forgiveness

The Company applied for forgiveness of its PPP Loan, and on November 4, 2021, the Company was notified that the Small Business Administration forgave $95,000 of the principal loan amount and $1,451 of interest. The remaining principal balance of the loan is $61,200 and the remaining accrued interest balance is $935.

NOTE 15 – SUBSEQUENT EVENTS

Executive bonus

On January 18, 2021, the Company’s board of directors approved a bonus to officers and an employee of the Company in the aggregate amount of $330,000 which shall be initially deferred and was recorded as an accrued liability on the bonus approval date.

Series C preferred shares issued for cash

On February 24, 2021, the Company entered into a subscription agreement with an accredited investor whereby the investor agreed to purchase 2,500 shares of the Company’s Series C Convertible Preferred Stock for $250,000, or $100.00 per share, the stated value, which were used from working capital purposes. The conversion feature of the Series C Preferred Stock at the time of issuance was determined to be beneficial on the commitment date. Because the Series C Preferred Stock was perpetual with no stated maturity date, and the conversions could occur any time from the date of issuance, the Company immediately recorded a non-cash deemed dividend of $2,845,238 related to the beneficial conversion feature arising from the issuance of Series C Preferred Stock.

Series B preferred shares issued for accrued compensation

On January 18, 2021, the Board of Directors of the Company agreed to satisfy $295,000 of accrued compensation owed to its executive officers (collectively, the “Management”) through a Liability Reduction Plan (the “Plan”). Under this Plan, Management agreed to accept 295 shares of the Company’s Series B convertible preferred stock in settlement of accrued compensation. The conversion feature of the Series B Preferred Stock at the time of issuance was determined to be beneficial on the commitment date. Because the Series B Preferred Stock was perpetual with no stated maturity date, and the conversions could occur any time from the date of issuance, the Company immediately recorded non-cash stock-based compensation of $3,451,032 related to the beneficial conversion feature arising from the issuance of Series B Preferred Stock.

Shares issued for services

On January 6, 2021, the Company issued 100,000 shares of its common stock for business development services rendered. These shares were valued at $10,000, or $0.10 per common share, based on the quoted closing price of the Company’s common stock on the measurement date.

On February 1, 2021, the Company issued an aggregate of 900,000 shares of its common stock for business development, advisory and consulting services rendered and to be rendered. These shares were valued at $70,200, or $0.078 per common share, based on the quoted closing price of the Company’s common stock on the measurement date and will be amortized into stock-based consulting fees over the term of the agreement or vesting period.

On March 8, 2021, the Company issued an aggregate of 750,000 shares of its common stock for business development and consulting services rendered and to be rendered. These shares were valued at $49,500, or $0.066 per common share, based on the quoted closing price of the Company’s common stock on the measurement date and will be amortized into stock-based consulting fees over the term of the agreement or vesting period.

On March 8, 2021, the Company agreed to grant restricted stock awards for an aggregate of 2,500,000 common shares of the Company which were valued at $165,000, or $0.066 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares will vest on May 1, 2022. In connection with these shares, the Company will record stock-based compensation over the vesting period.

On March 19, 2021, the Company issued 944,767 shares of its common stock pursuant to the terms of a Notice of Separation and General Release Agreement. These shares were valued at $55,741, or $0.059 per common share, based on the quoted closing price of the Company’s common stock on the measurement date.

On April 7, 2021, the Company issued 2,500,000 shares of its common stock for investor relations services to be rendered. These shares were valued at $135,000, or $0.054 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with these shares, the Company will record stock-based professional fees over the three-month agreement term.

Shares issued for cashless warrant exercise

On January 7, 2021, the Company issued 1,008,000 shares of its common stock in connection with the cashless exercise of 1,050,000 warrants. The exercise price was based on contractual terms of the related warrant.